Fair Value Measurements	6 Months Ended
Jun. 30, 2018
Financial Instruments and Fair Value Measurements [Abstract]
Fair Value Measurements:

12.Fair Value Measurements:

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, accounts payable, other current assets, and liabilities and due to/due from related parties reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The carrying value approximates the fair market value for the floating rate credit facilities and financing arrangements. The fair value of the investment in Heidmar was determined based on a valuation method that combines (weighs) the income and the market approach using unobservable in the market place inputs (Level 3 inputs) and utilizing adjusted data in an active marketplace for identical securities (Level 2 inputs), respectively.

For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company has in place its valuation policies and procedures regarding the assessment of the significant inputs used for the determination of the fair value of its investment. The development and determination of the inputs for fair value measurements categorized within Level 3 and fair value calculations are the Company’s responsibility with support from the third party valuator and which are approved by the Company’s management.

Any changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions used by the third party valuator, assessed by the Company for accuracy and reasonability, and recorded as appropriate. The significant assumptions and valuation methods that the Company used to determine any subsequent change in the fair value of the Company’s investment in Heidmar are discussed in Note 10.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of June 30, 2018.

Recurring measurements:	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Investment in affiliate – Heidmar (Note 10)	$-	$-	$34,000
Total	$-	$-	$34,000

The Company’s independent members of the board, following the receipt of a fairness opinion, on August 11, 2017 approved a transaction pursuant to which the Company sold 36,363,636 of the Company’s common shares to entities that may be deemed to be beneficially owned by its Chairman and CEO, Mr. George Economou, for an aggregate consideration of $100,000 at a price of $2.75 per share (i.e., the Private Placement). The Private Placement transaction was a non-cash transaction with a transfer of an exchange of assets and liabilities from entities that may be deemed to be beneficially owned by the Company’s Chairman and CEO, Mr. George Economou, as a consideration for the common stock issued. The fair values of the non-cash transactions, as described above, are determined based on the fair values of assets and liabilities given up on the date that the transaction was concluded, or if more clearly evident, the fair value of the asset and liabilities received on the date that the respective transaction was concluded. The Company considered that the fair value of the shares issued as part of the transaction was considered more clearly evident and concluded that in this respect the aforementioned non-monetary transaction would be recorded based on the fair value of the shares issued as part of the Private Placement. The fair value of the Company’s exchanged capital stock was valued using the quoted market price available as of the closing of the transaction according to ASC 820 “Fair Value Measurement”.

The Company issued an aggregate 36,363,636 shares of its common stock in the Private Placement to: (i) Sierra in exchange for the reduction of the principal outstanding balance by $27,000 of the Revolving Facility (Note 4); (ii) SPII in exchange for the indirect purchase of the 49% equity interests in Heidmar that was measured at $34,000 (Note 10); and (iii) Mountain in exchange for the termination of the Participation Rights Agreement (Note 4) and the forfeiture of the Series D Preferred Shares. The transaction resulted in a total loss of $7,600, as the difference between the transaction price and the fair value price of $2.05 and is included in “Loss on Private Placement” in the consolidated statement of operations for the year ended December 31, 2017. In addition, an amount of $2,805 was classified under the respective “Stockholders’ Contribution” as the difference between the carrying value of the Series D Preferred Stock before their forfeiture and their fair value, and was included in “Accumulated deficit” in the accompanying consolidated balance sheet as of December 31, 2017 (Notes 4, 13).

On June 30, 2018, based on the valuation method that combines (weighs) the income and the market approach using unobservable in the market place inputs (Level 3 inputs) and utilizing adjusted data in an active marketplace for identical securities (Level 2 inputs), respectively, no change in the fair value of the Company’s investment in Heidmar was identified and thus no adjustment in the fair value of the Company’s investment in Heidmar was recorded in the accompanying unaudited condensed consolidated statement of operations for the six-month period ended June 30, 2018 (Note 10).